ENERGY STORAGE SYSTEMS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
ENERGY STORAGE SYSTEMS, NET

5.   ENERGY STORAGE SYSTEMS, NET

Energy Storage Systems, Net

Energy storage systems, net, consists of the following (in thousands):

March 31, 2021
Energy storage systems placed into service	$145,555
Less: accumulated depreciation	(36,758)
Energy storage systems not yet placed into service	11,045
Total energy storage systems, net	$119,842

Depreciation expense for energy storage systems was approximately $3.8 million and $3.6 million within cost of service revenue for the three months ended March 31, 2021 and 2020, respectively.

Energy Storage Systems
Property, Plant and Equipment [Line Items]
ENERGY STORAGE SYSTEMS, NET

8.ENERGY STORAGE SYSTEMS, NET

Energy storage systems, net, consists of the following (in thousands):

	December 31,
	2020	2019
Energy storage systems placed into service	$144,425	$124,789
Less accumulated depreciation	(33,389)	(20,489)
Energy storage systems not yet placed into service	12,667	27,269
Total energy storage systems, net	$123,703	$131,569

Depreciation expense for the energy storage systems was approximately $13.9 million and $9.7 million within cost of service revenue for the years ended December 31, 2020 and 2019, respectively.